Schedule Of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 93,700		¥ 441,858	¥ 494,965	¥ 655,100
Restricted cash	693		11,305		4,800
Accounts receivable, net	139		1,082		972
Prepayments and other current assets	7,105		35,106		49,683
Total current assets	101,609		489,351		710,557
Non-current assets:
Property, equipment and leasehold improvement, net	1,726		16,491		12,070
Right-of-use assets, net	126		1,176		879
Total non-current assets	5,586		32,089		39,057
TOTAL ASSETS	107,195		521,440		749,614
Current liabilities:
Accounts payable	8,401		39,379		58,751
Salary and welfare payable	25,199		131,186		176,216
Lease liabilities due within one year	2,090		8,240		14,619
Accrued expenses and other current liabilities			78,491		68,327
Total current liabilities	52,246		302,711		365,356
Non-current liabilities:
Lease liabilities	1,425		4,424		9,962
Total non-current liabilities	1,425		4,424		9,962
TOTAL LIABILITIES	53,671		307,135		375,318
Revenues		¥ 3,102,754	2,031,806	2,071,772
Net cash generated from/ (used in) operating activities	40,044	280,000	(26,469)	(117,045)
Net cash (used in)/ generated from investing activities	(544)	(3,801)	(11,974)	105,653
Net cash (used in)/generated from financing activities	$ (9,466)	(66,201)	(2,994)	(71,674)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents			187,693		280,856
Restricted cash			1,733		2,151
Accounts receivable, net			482		432
Prepayments and other current assets			18,006		29,135
Amount due from the subsidiaries of the Group			¥ 67,916		¥ 209,221
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Amount due from the subsidiaries of the Group		Amount due from the subsidiaries of the Group		Amount due from the subsidiaries of the Group
Total current assets			¥ 275,830		¥ 521,795
Non-current assets:
Property, equipment and leasehold improvement, net			6,996		6,335
Intangible assets, net			1,049		528
Right-of-use assets, net			623		9,074
Total non-current assets			8,668		15,937
TOTAL ASSETS			284,498		537,732
Current liabilities:
Accounts payable			38,185		57,749
Deferred revenue			29,318		35,705
Salary and welfare payable			104,247		143,105
Taxes payable			5,002		6,097
Lease liabilities due within one year			235		4,661
Accrued expenses and other current liabilities			70,722		63,853
Amount due to the subsidiaries of the Group			¥ 463,809		¥ 388,068
Other Liability, Current, Related Party [Extensible Enumeration]	Amount due to the subsidiaries of the Group		Amount due to the subsidiaries of the Group		Amount due to the subsidiaries of the Group
Total current liabilities			¥ 711,518		¥ 699,238
Non-current liabilities:
Lease liabilities			385		4,514
Total non-current liabilities			385		4,514
TOTAL LIABILITIES			711,903		¥ 703,752
Revenues		3,063,542	2,026,664	2,069,491
Net Income (Loss)		261,385	(56,416)	(23,554)
Net cash generated from/ (used in) operating activities		299,237	(15,009)	(25,170)
Net cash (used in)/ generated from investing activities		(1,968)	(699)	(2,181)
Net cash (used in)/generated from financing activities		(210,567)	36,440	(106,058)
Net increase/(decrease) in cash, cash equivalents and restricted cash		¥ 86,702	¥ 20,732	¥ (133,409)